INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

As at December 31, 2024 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,476	871	51	656
Other	5	5	—	—
	1,481	876	51	656

As at December 31, 2023 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,386	814	81	653
Other	5	5	—	—
	1,391	819	81	653